RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT	12 Months Ended
Dec. 31, 2023
Restatement Of Previously Issued Financials Statement
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT

NOTE 4 – RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT

As a result of the findings based on the Company’s ongoing reviews, the Company, in consultation with the Board of Directors, determined that the previously issued Consolidated Balance Sheet presented in the 20-F filed on April 27, 2023, for the year ended December 31, 2022 had a clerical error in relation to software development costs that should be part of intangible assets and not included in capital work in progress, and they would make the necessary accounting corrections and restate such financial statement.

This error correction resulted in a decrease to property and equipment of $987,006 at December 31, 2022 and $198,045 at January 1, 2022 and an increase to intangible assets of $987,006 at December 31, 2022 and $198,045 at January 1, 2022.

Such correction of a clerical error did not impact consolidated assets, liabilities or total shareholder’s equity as of December 31, 2023 and 2022, or comprehensive loss or cash flows for the years ended December 31, 2023 and 2022.

Following is a comprehensive list of all revised adjustments made during the Restatement process:

	As Previously Reported	Adjustments	As Revised
Financial Position as at December 31, 2022
Intangible Assets	$45,139,683	$973,279	$46,112,962
Property and Equipment	1,317,287	(973,279)	344,008
Total Assets	$49,903,208	$-	$49,903,208

Cash Flow for the year ended December 31, 2022
Purchase of property and equipment	$(938,635)	$788,960	$(149,675)
Investment in intangible assets	(1,071,254)	(788,960)	(1,860,214)
Cash used in investing activities	$(2,008,389)	$-	$(2,008,389)